Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Total	$ 113,858
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Total	1,923
SMTPH Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Total	$ 111,935